Condensed Interim Consolidated Statements of Cash Flows Unaudited - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ (6,463)	$ (803)	$ (8,687)	$ 8,614,602
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest income on investments held in Trust Account				(5,216,421)
Depreciation and amortization	41	32
Non-cash interest	195
Non-cash lease expense		33
Stock-based compensation	56	39
Change in fair value of Forward Purchase Agreement	4,026			(6,160,000)
Changes in operating assets and liabilities:
Prepaid expenses	(176)	(1)	(1,372)	(69,709)
Accounts receivable	(112)	(40)
Accounts payable	917	(19)		685,018
Accrued liabilities (expenses)	756			46,140
Operating leases		(14)
Accrued expenses -related party				10,000
Prepaid income taxes				(34,552)
Net cash used in operating activities	(760)	(773)	(10,059)	(2,124,922)
Purchase of property and equipment	(158)	(17)
Investment of cash in Trust Account				(117,875,000)
Proceeds from Trust Account to pay taxes				1,130,000
Cash Flows from Financing Activities:
Finance lease payments	18	(14)
Proceeds from issuance of Convertible debentures	6,700	935
Outflow from Business Combination	(1,573)
Repayment of Shareholder loans		(5)
Repayment of Term loan	(40)
Cash Flows from Investing Activities:
Net cash used in investing activities	(158)	(17)		(116,745,000)
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Proceeds from promissory note - related party			300,000
Advance from Sponsor for payment of formation costs			412
Repayment to Sponsor for payment of formation costs			(412)
Proceeds from sale of Placement Units				5,653,750
Proceeds from sale of Units, net of underwriting discount paid				113,735,000
Proceeds from stock subscriptions received				206
Repayment of Promissory note - related party				(300,000)
Proceeds of Promissory note - related party				175,000
Payment of offering costs			(226,664)	(466,173)
Net cash provided by financing activities	5,105	916	98,336	118,797,783
Net Change in Cash	4,187	126	88,277	(72,139)
Cash - Beginning of period	228	4		88,277
Cash - End of period	4,415	130	88,277	16,138
Non-cash investing and financing activities:
Initial measurement of forward purchase options liabilities				8,810,000
Accretion of Class A ordinary shares subject to redemption value				15,658,015
Valuation of Representative Shares				132,480
Offering costs included in Accrued offering costs			142,138	70,000
Deferred underwriting fee payable				3,450,000
Issuance of Class B ordinary shares to Sponsor for subscription receivable			206
Supplemental cash flow information
Conversion of Convertible debentures	1,496
Taxes paid (cash paid for income taxes)				$ 1,130,000
Settlement of Shareholder Advances		$ 1,979